Contingencies	6 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
CONTINGENCIES	NOTE 10: CONTINGENCIES There has been no change in contingent liabilities since the last annual reporting date.